December 31, 2006	• Pacific Select Fund • Pacific Select Exec Separate Account of Pacific Life Insurance Company

Annual
Reports

Pacific Select

PACIFIC SELECT FUND

Chairman’s Letter	A-1
Performance Discussion	A-2
Disclosure of Fund Expenses	B-1
Schedules of Investments and Notes	C-1
Financial Statements:
Statements of Assets and Liabilities	D-1
Statements of Operations	D-7
Statements of Changes in Net Assets	D-13
Financial Highlights	E-1
Notes to Financial Statements	F-1
Report of Independent Registered Public Accounting Firm	G-1
Trustees and Officers Information	H-1
Approval of Investment Advisory Agreement and Portfolio Management Agreements	H-4
Special Meetings of Shareholders	H-9
Where to Go for More Information	H-10

     The 2006 Annual Report for the American Funds® Insurance Series (“AFIS”) will be mailed separately to all Pacific Life Insurance Company and Pacific Life & Annuity Company variable life insurance policyholders and variable annuity contract owners with allocations to the American Funds Growth-Income and American Funds Growth Portfolios of the Pacific Select Fund (“PSF”). For those shareholders, the AFIS Annual Report should be read in conjunction with the PSF Annual Report included herein.
PACIFIC SELECT EXEC SEPARATE ACCOUNT

     The 2006 Annual Reports for all underlying investment options other than Pacific Select Fund may be mailed separately to Pacific Life Insurance Company variable life insurance policyholders with allocations to those options and should be read in conjunction with the Separate Account Annual Report included herein.

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2006
(In thousands, except accumulation unit values)

	Variable Accounts
	International	International	Equity	Small-Cap	Diversified		American Funds®
	Value	Small-Cap	Index	Index	Research	Equity	Growth-Income

ASSETS
Investments:
International Value Portfolio	$282,689
International Small-Cap Portfolio		$12,875
Equity Index Portfolio			$550,028
Small-Cap Index Portfolio				$303,895
Diversified Research Portfolio					$76,886
Equity Portfolio						$45,007
American Funds Growth-Income Portfolio							$56,227
Receivables:
Due from Pacific Life Insurance Company	177	10	400	149	96	19	38

Total Assets	282,866	12,885	550,428	304,044	76,982	45,026	56,265

LIABILITIES
Payables:
Fund shares purchased	177	10	400	149	96	19	38
Other	—	—	—	—	—	—	2

Total Liabilities	177	10	400	149	96	19	40

NET ASSETS	$282,689	$12,875	$550,028	$303,895	$76,886	$45,007	$56,225

Units Outstanding	8,634	1,249	10,174	15,783	5,271	3,338	4,458

Accumulation Unit Value	$32.74	$10.31	$54.06	$19.25	$14.59	$13.48	$12.61

Cost of Investments	$181,992	$12,367	$480,687	$276,596	$65,962	$37,938	$52,069

	American
	Funds	Large-Cap		Short Duration	Concentrated	Diversified	Growth
	Growth	Value	Technology	Bond	Growth	Bond	LT

ASSETS
Investments:
American Funds Growth Portfolio	$58,796
Large-Cap Value Portfolio		$156,441
Technology Portfolio			$17,543
Short Duration Bond Portfolio				$44,852
Concentrated Growth Portfolio					$7,135
Diversified Bond Portfolio						$10,488
Growth LT Portfolio							$301,351
Receivables:
Due from Pacific Life Insurance Company	58	243	3	—	3	18	167
Fund shares redeemed	—	—	—	3	—	—	—

Total Assets	58,854	156,684	17,546	44,855	7,138	10,506	301,518

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	—	3	—	—	—
Fund shares purchased	58	243	3	—	3	18	167

Total Liabilities	58	243	3	3	3	18	167

NET ASSETS	$58,796	$156,441	$17,543	$44,852	$7,135	$10,488	$301,351

Units Outstanding	4,463	9,331	2,674	4,145	1,427	997	6,932

Accumulation Unit Value	$13.17	$16.77	$6.56	$10.82	$5.00	$10.52	$43.47

Cost of Investments	$53,911	$139,505	$15,150	$45,296	$6,067	$10,394	$255,674

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2006
(In thousands, except accumulation unit values)

	Variable Accounts
	Focused	Health	Mid-Cap	Large-Cap	Capital	International	Fasciano
	30	Sciences	Value	Growth (1)	Opportunities	Large-Cap	Small Equity

ASSETS
Investments:
Focused 30 Portfolio	$28,512
Health Sciences Portfolio		$19,032
Mid-Cap Value Portfolio			$203,351
Large-Cap Growth Portfolio (1)				$60,078
Capital Opportunities Portfolio					$11,562
International Large-Cap Portfolio						$184,534
Fasciano Small Equity Portfolio							$40,560
Receivables:
Due from Pacific Life Insurance Company	50	—	182	67	9	117	26
Fund shares redeemed	—	132	—	—	—	—	—

Total Assets	28,562	19,164	203,533	60,145	11,571	184,651	40,586

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	132	—	—	—	—	—
Fund shares purchased	50	—	182	67	9	117	26

Total Liabilities	50	132	182	67	9	117	26

NET ASSETS	$28,512	$19,032	$203,351	$60,078	$11,562	$184,534	$40,560

Units Outstanding	2,287	1,451	8,036	8,055	1,229	15,768	2,987

Accumulation Unit Value	$12.46	$13.12	$25.31	$7.46	$9.41	$11.70	$13.58

Cost of Investments	$22,517	$18,663	$190,325	$59,038	$9,881	$135,735	$32,200

	Small-Cap	Multi-	Main Street®	Emerging	Managed	Inflation	Money
	Value	Strategy	Core	Markets	Bond	Managed	Market

ASSETS
Investments:
Small-Cap Value Portfolio	$64,351
Multi-Strategy Portfolio		$105,604
Main Street Core Portfolio			$158,191
Emerging Markets Portfolio				$126,439
Managed Bond Portfolio					$351,828
Inflation Manged Portfolio						$155,647
Money Market Portfolio							$188,308
Receivables:
Due from Pacific Life Insurance Company	120	79	126	87	322	264	1,216

Total Assets	64,471	105,683	158,317	126,526	352,150	155,911	189,524

LIABILITIES
Payables:
Fund shares purchased	120	79	126	87	322	264	1,216

Total Liabilities	120	79	126	87	322	264	1,216

NET ASSETS	$64,351	$105,604	$158,191	$126,439	$351,828	$155,647	$188,308

Units Outstanding	2,994	2,113	2,988	5,129	9,025	4,088	8,657

Accumulation Unit Value	$21.49	$49.97	$52.94	$24.65	$38.98	$38.07	$21.75

Cost of Investments	$66,462	$89,708	$122,530	$86,585	$359,067	$171,868	$188,700

(1)	Formerly named Blue Chip Variable Account and Blue Chip Portfolio.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2006
(In thousands, except accumulation unit values)

	Variable Accounts
	High Yield		Mid-Cap	Real	VN Small-Cap
	Bond	Comstock	Growth	Estate	Value	I	II

ASSETS
Investments:
High Yield Bond Portfolio	$74,879
Comstock Portfolio		$60,670
Mid-Cap Growth Portfolio			$51,728
Real Estate Portfolio				$123,771
VN Small-Cap Value Portfolio					$5,695
Brandes International Equity Fund						$108,645
Turner Core Growth Fund							$36,047
Receivables:
Due from Pacific Life Insurance Company	67	67	46	216	—	79	27
Fund shares redeemed	—	—	—	—	7	—	—

Total Assets	74,946	60,737	51,774	123,987	5,702	108,724	36,074

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	—	—	7	—	—
Fund shares purchased	67	67	46	216	—	79	27

Total Liabilities	67	67	46	216	7	79	27

NET ASSETS	$74,879	$60,670	$51,728	$123,771	$5,695	$108,645	$36,047

Units Outstanding	1,921	4,731	6,053	2,826	416	3,113	1,587

Accumulation Unit Value	$38.97	$12.83	$8.55	$43.79	$13.71	$34.90	$22.72

Cost of Investments	$74,716	$58,253	$48,201	$89,879	$5,630	$87,270	$31,027

			Fidelity® VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	BlackRock
			Contrafund®	Growth	Mid Cap	Value Strategies	Basic Value
			Portfolio	Portfolio	Portfolio	Portfolio	V.I. Fund
	III	V	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Class III (1)

ASSETS
Investments:
Frontier Capital Appreciation Fund	$45,625
Business Opportunity Value Fund		$24,897
Fidelity VIP Contrafund® Portfolio Service Class 2			$31,330
Fidelity VIP Growth Portfolio Service Class 2				$658
Fidelity VIP Mid Cap Portfolio Service Class 2					$17,703
Fidelity VIP Value Strategies Portfolio Service Class 2						$9,732
BlackRock Basic Value V.I. Fund Class III (1)							$2,918
Receivables:
Due from Pacific Life Insurance Company	34	20	26	1	30	—	8

Total Assets	45,659	24,917	31,356	659	17,733	9,732	2,926

LIABILITIES
Payables:
Fund shares purchased	34	20	26	1	30	—	8

Total Liabilities	34	20	26	1	30	—	8

NET ASSETS	$45,625	$24,897	$31,330	$658	$17,703	$9,732	$2,918

Units Outstanding	1,340	1,549	2,446	58	1,358	796	235

Accumulation Unit Value	$34.04	$16.07	$12.81	$11.36	$13.04	$12.23	$12.44

Cost of Investments	$43,296	$24,106	$31,389	$634	$17,169	$9,541	$2,967

(1)	Formerly named Mercury Basic Value V.I. Fund Class III Variable Account and Mercury Basic Value V.I. Fund Class III.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2006
(In thousands, except accumulation unit values)

	Variable Accounts
	BlackRock			Van Eck
	Global Allocation	T. Rowe Price	T. Rowe Price	Worldwide
	V.I. Fund	Blue Chip Growth	Equity Income	Hard Assets
	Class III (1)	Portfolio - II	Portfolio - II	Fund

ASSETS
Investments:
BlackRock Global Allocation V.I. Fund Class III (1)	$4,447
T. Rowe Price Blue Chip Growth Portfolio — II		$2,341
T. Rowe Price Equity Income Portfolio — II			$28,740
Van Eck Worldwide Hard Assets Fund				$38,962
Receivables:
Due from Pacific Life Insurance Company	2	—	30	55
Fund shares redeemed	—	10	—	—

Total Assets	4,449	2,351	28,770	39,017

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	10	—	—
Fund shares purchased	2	—	30	55

Total Liabilities	2	10	30	55

NET ASSETS	$4,447	$2,341	$28,740	$38,962

Units Outstanding	350	200	2,348	2,182

Accumulation Unit Value	$12.72	$11.73	$12.24	$17.86

Cost of Investments	$4,313	$2,177	$27,300	$34,907

(1)	Formerly named Mercury Global Allocation V.I. Fund Class III Variable Account and Mercury Global Allocation V.I. Fund Class III.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2006
(in thousands)

	Variable Accounts
	International	International	Equity	Small-Cap	Diversified		American Funds
	Value	Small-Cap (1)	Index	Index	Research	Equity	Growth-Income

INVESTMENT INCOME
Dividends	$4,095	$15	$9,078	$4,445	$487	$166	$645

Net Investment Income	4,095	15	9,078	4,445	487	166	645

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	8,279	(32)	(10,580)	12,628	2,140	2,805	448
Capital gain distributions	—	—	15,570	44,822	1,644	—	1,221

Realized Gain (Loss)	8,279	(32)	4,990	57,450	3,784	2,805	1,669

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	44,857	508	60,901	(15,239)	3,748	881	3,306

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$57,231	$491	$74,969	$46,656	$8,019	$3,852	$5,620

	American Funds	Large-Cap		Short Duration	Concentrated	Diversified	Growth
	Growth	Value	Technology	Bond	Growth	Bond (1)	LT

INVESTMENT INCOME
Dividends	$255	$1,808	$—	$1,749	$—	$279	$1,781

Net Investment Income	255	1,808	—	1,749	—	279	1,781

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	817	5,849	810	(197)	253	10	(23,159)
Capital gain distributions	499	14,896	—	—	—	64	—

Realized Gain (Loss)	1,316	20,745	810	(197)	253	74	(23,159)

CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS	2,108	552	133	231	360	94	49,348

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,679	$23,105	$943	$1,783	$613	$447	$27,970

	Focused	Health	Mid-Cap	Large-Cap	Capital	International	Fasciano
	30	Sciences	Value	Growth (2)	Opportunities	Large-Cap	Small Equity

INVESTMENT INCOME
Dividends	$16	$—	$1,270	$116	$60	$4,517	$107

Net Investment Income	16	—	1,270	116	60	4,517	107

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain from security transactions	1,669	969	9,839	175	243	6,442	3,292
Capital gain distributions	—	2,394	28,456	—	7	4,434	—

Realized Gain	1,669	3,363	38,295	175	250	10,876	3,292

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	2,980	(1,988)	(12,980)	(2,370)	1,045	22,300	(1,024)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,665	$1,375	$26,585	($2,079)	$1,355	$37,693	$2,375

(1)	Operations commenced during 2006 (See Note 1 to Financial Statements).

(2)	Formerly named Blue Chip Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2006
(in thousands)

	Variable Accounts
	Small-Cap	Multi-	Main Street	Emerging	Managed	Inflation	Money
	Value	Strategy	Core	Markets	Bond	Managed	Market

INVESTMENT INCOME
Dividends	$1,391	$2,653	$1,881	$858	$13,487	$6,210	$9,421

Net Investment Income	1,391	2,653	1,881	858	13,487	6,210	9,421

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	913	1,754	(2,144)	13,135	(65)	(1,205)	93
Capital gain distributions	14,251	2,294	—	17,327	—	4,935	—

Realized Gain (Loss)	15,164	4,048	(2,144)	30,462	(65)	3,730	93

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(6,749)	4,844	22,031	(6,475)	2,349	(9,127)	(159)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,806	$11,545	$21,768	$24,845	$15,771	$813	$9,355

	High Yield		Mid-Cap	Real	VN Small-Cap
	Bond	Comstock	Growth	Estate	Value	I	II

INVESTMENT INCOME
Dividends	$5,249	$846	$109	$3,267	$38	$1,349	$210

Net Investment Income	5,249	846	109	3,267	38	1,349	210

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	(50)	416	4,230	6,257	132	3,929	2,277
Capital gain distributions	—	4,672	814	19,272	453	8,138	1,378

Realized Gain (Loss)	(50)	5,088	5,044	25,529	585	12,067	3,655

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	1,308	1,620	(3,167)	5,506	20	8,248	(1,035)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,507	$7,554	$1,986	$34,302	$643	$21,664	$2,830

			Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	BlackRock
			Contrafund®	Growth	Mid Cap	Value Strategies	Basic Value
			Portfolio	Portfolio	Portfolio	Portfolio	V.I. Fund
	III	V	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Class III (1)

INVESTMENT INCOME
Dividends	$—	$118	$285	$1	$33	$1	$40

Net Investment Income	—	118	285	1	33	1	40

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	3,796	394	920	8	(1,001)	(26)	4
Capital gain distributions	4,132	1,826	2,471	—	2,155	65	277

Realized Gain	7,928	2,220	3,391	8	1,154	39	281

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(1,509)	556	(1,038)	18	(8)	183	(43)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,419	$2,894	$2,638	$27	$1,179	$223	$278

(1)	BlackRock Basic Value V.I. Fund Class III Variable Account was formerly named Mercury Basic Value V.I. Fund Class III Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2006
(in thousands)

	Variable Accounts
	BlackRock			Van Eck
	Global Allocation	T. Rowe Price	T. Rowe Price	Worldwide
	V.I. Fund	Blue Chip Growth	Equity Income	Hard Assets
	Class III (1)	Portfolio - II	Portfolio - II	Fund

INVESTMENT INCOME
Dividends	$120	$5	$258	$10

Net Investment Income	120	5	258	10

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain from security transactions	160	26	1,032	2,541
Capital gain distributions	181	—	687	848

Realized Gain	341	26	1,719	3,389

CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS	33	136	1,594	1,814

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$494	$167	$3,571	$5,213

(1)	BlackRock Global Allocation V.I. Fund Class III Variable Account was formerly named Mercury Global Allocation V.I. Fund Class III Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
(in thousands)

	Variable Accounts
	International Value		International Small-Cap		Equity Index
	Year Ended	Year Ended	Period Ended		Year Ended	Year Ended
	December 31,	December 31,	December 31,		December 31,	December 31,
	2006	2005	2006 (1)		2006	2005

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$4,095	$4,137	$15		$9,078	$7,151
Realized gain (loss)	8,279	10,939	(32)		4,990	(9,682)
Change in unrealized appreciation on investments	44,857	4,189	508		60,901	25,185

Net Increase in Net Assets Resulting from Operations	57,231	19,265	491		74,969	22,654

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	21,918	24,292	1,057		50,880	55,750
Transfers between variable and fixed accounts, net	9,957	(7,144)	12,204		(19,864)	(12,565)
Transfers—policy charges and deductions	(14,931)	(14,126)	(510)		(32,690)	(33,716)
Transfers—surrenders	(11,886)	(10,422)	(294)		(23,618)	(23,417)
Transfers—other	(2,380)	(1,376)	(73)		(2,467)	(2,807)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	2,678	(8,776)	12,384		(27,759)	(16,755)

NET INCREASE IN NET ASSETS	59,909	10,489	12,875		47,210	5,899

NET ASSETS
Beginning of Year or Period	222,780	212,291	—		502,818	496,919

End of Year or Period	$282,689	$222,780	$12,875		$550,028	$502,818

	Small-Cap Index		Diversified Research		Equity
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006	2005	2006	2005	2006	2005

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$4,445	$1,339	$487	$284	$166	$123
Realized gain (loss)	57,450	8,672	3,784	2,584	2,805	(3,012)
Change in unrealized appreciation (depreciation) on investments	(15,239)	(132)	3,748	501	881	5,920

Net Increase in Net Assets Resulting from Operations	46,656	9,879	8,019	3,369	3,852	3,031

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	30,076	26,596	12,006	8,605	4,258	6,331
Transfers between variable and fixed accounts, net	(21,811)	(23,024)	(1,662)	4,487	(7,408)	(1,982)
Transfers—policy charges and deductions	(16,853)	(17,715)	(4,707)	(4,216)	(3,336)	(3,708)
Transfers—surrenders	(14,778)	(16,199)	(2,764)	(2,621)	(1,729)	(2,735)
Transfers—other	(1,154)	581	(561)	(495)	(407)	(138)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(24,520)	(29,761)	2,312	5,760	(8,622)	(2,232)

NET INCREASE (DECREASE) IN NET ASSETS	22,136	(19,882)	10,331	9,129	(4,770)	799

NET ASSETS
Beginning of Year	281,759	301,641	66,555	57,426	49,777	48,978

End of Year	$303,895	$281,759	$76,886	$66,555	$45,007	$49,777

(1)	Operations commenced during 2006 (See Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(in thousands)

	Variable Accounts
	American Funds
	Growth-Income		American Funds Growth		Large-Cap Value
	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006	2005 (1)	2006	2005 (1)	2006	2005

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$645	$182	$255	$99	$1,808	$1,745
Realized gain	1,669	91	1,316	176	20,745	10,562
Change in unrealized appreciation (depreciation) on investments	3,306	853	2,108	2,778	552	(5,761)

Net Increase in Net Assets Resulting from Operations	5,620	1,126	3,679	3,053	23,105	6,546

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	5,692	1,874	5,830	2,404	17,019	19,733
Transfers between variable and fixed accounts, net	31,455	16,798	28,123	22,746	(2,748)	(16,878)
Transfers—policy charges and deductions	(3,183)	(834)	(2,956)	(1,109)	(10,934)	(10,996)
Transfers—surrenders	(1,459)	(364)	(1,840)	(472)	(5,972)	(5,150)
Transfers—other	(382)	(118)	(573)	(89)	(1,037)	(677)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	32,123	17,356	28,584	23,480	(3,672)	(13,968)

NET INCREASE (DECREASE) IN NET ASSETS	37,743	18,482	32,263	26,533	19,433	(7,422)

NET ASSETS
Beginning of Year or Period	18,482	—	26,533	—	137,008	144,430

End of Year or Period	$56,225	$18,482	$58,796	$26,533	$156,441	$137,008

	Technology		Short Duration Bond		Concentrated Growth (2)
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006	2005	2006	2005	2006	2005

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$1,749	$1,153	$—	$—
Realized gain (loss)	810	186	(197)	(312)	253	195
Change in unrealized appreciation (depreciation) on investments	133	1,840	231	(226)	360	(78)

Net Increase in Net Assets Resulting from Operations	943	2,026	1,783	615	613	117

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	1,863	1,449	5,808	6,093	820	828
Transfers between variable and fixed accounts, net	4,894	541	2,644	4,812	426	(216)
Transfers—policy charges and deductions	(1,190)	(936)	(3,049)	(2,784)	(550)	(562)
Transfers—surrenders	(976)	(686)	(1,541)	(1,812)	(171)	(184)
Transfers—other	(156)	93	(434)	(216)	(50)	(50)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	4,435	461	3,428	6,093	475	(184)

NET INCREASE (DECREASE) IN NET ASSETS	5,378	2,487	5,211	6,708	1,088	(67)

NET ASSETS
Beginning of Year	12,165	9,678	39,641	32,933	6,047	6,114

End of Year	$17,543	$12,165	$44,852	$39,641	$7,135	$6,047

(1)	Operations commenced on May 3, 2005.

(2)	Formerly named I-Net TollkeeperSM Variable Account. I-Net Tollkeeper is a service mark of Goldman, Sachs & Co.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(in thousands)

	Variable Accounts
	Diversified Bond		Growth LT		Focused 30
	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended
	December 31,		December 31,	December 31,	December 31,	December 31,
	2006 (1)		2006	2005	2006	2005

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$279		$1,781	$705	$16	$141
Realized gain (loss)	74		(23,159)	(45,336)	1,669	1,311
Change in unrealized appreciation on investments	94		49,348	65,423	2,980	1,384

Net Increase in Net Assets Resulting from Operations	447		27,970	20,792	4,665	2,836

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	882		27,989	32,609	2,138	1,373
Transfers between variable and fixed accounts, net	10,008		(8,863)	(16,520)	6,089	6,554
Transfers—policy charges and deductions	(476)		(21,768)	(23,308)	(1,483)	(1,008)
Transfers—surrenders	(289)		(14,795)	(17,286)	(904)	(356)
Transfers—other	(84)		(2,532)	(1,669)	(229)	(45)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	10,041		(19,969)	(26,174)	5,611	6,518

NET INCREASE (DECREASE) IN NET ASSETS	10,488		8,001	(5,382)	10,276	9,354

NET ASSETS
Beginning of Year or Period	—		293,350	298,732	18,236	8,882

End of Year or Period	$10,488		$301,351	$293,350	$28,512	$18,236

	Health Sciences		Mid-Cap Value		Large-Cap Growth (2)
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006	2005	2006	2005	2006	2005

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$1,270	$896	$116	$194
Realized gain	3,363	1,122	38,295	22,708	175	2,176
Change in unrealized appreciation (depreciation) on investments	(1,988)	919	(12,980)	(9,682)	(2,370)	(1,566)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,375	2,041	26,585	13,922	(2,079)	804

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	2,312	2,165	21,120	20,565	9,575	11,798
Transfers between variable and fixed accounts, net	1,433	1,197	3,805	(350)	6,524	(15,710)
Transfers—policy charges and deductions	(1,286)	(1,119)	(12,855)	(11,937)	(5,368)	(5,967)
Transfers—surrenders	(704)	(293)	(8,377)	(6,038)	(2,674)	(2,331)
Transfers—other	(151)	(189)	(2,137)	(11)	(494)	(740)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,604	1,761	1,556	2,229	7,563	(12,950)

NET INCREASE (DECREASE) IN NET ASSETS	2,979	3,802	28,141	16,151	5,484	(12,146)

NET ASSETS
Beginning of Year	16,053	12,251	175,210	159,059	54,594	66,740

End of Year	$19,032	$16,053	$203,351	$175,210	$60,078	$54,594

(1)	Operations commenced during 2006 (See Note 1 to Financial Statements).

(2)	Formerly named Blue Chip Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(in thousands)

	Variable Accounts
	Capital Opportunities		International Large-Cap		Fasciano Small Equity (1)
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006	2005	2006	2005	2006	2005

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$60	$112	$4,517	$983	$107	$87
Realized gain	250	1,740	10,876	1,860	3,292	1,041
Change in unrealized appreciation (depreciation) on investments	1,045	(1,746)	22,300	12,384	(1,024)	238

Net Increase in Net Assets Resulting from Operations	1,355	106	37,693	15,227	2,375	1,366

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	1,873	2,388	19,344	15,818	4,725	4,988
Transfers between variable and fixed accounts, net	(604)	(5,614)	11,373	29,109	(3,437)	4,271
Transfers—policy charges and deductions	(1,071)	(1,329)	(10,934)	(8,764)	(3,090)	(3,170)
Transfers—surrenders	(357)	(554)	(5,630)	(4,530)	(1,970)	(2,097)
Transfers—other	(147)	(325)	(1,540)	(777)	(374)	(184)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(306)	(5,434)	12,613	30,856	(4,146)	3,808

NET INCREASE (DECREASE) IN NET ASSETS	1,049	(5,328)	50,306	46,083	(1,771)	5,174

NET ASSETS
Beginning of Year	10,513	15,841	134,228	88,145	42,331	37,157

End of Year	$11,562	$10,513	$184,534	$134,228	$40,560	$42,331

	Small-Cap Value		Multi-Strategy		Main Street Core
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006	2005	2006	2005	2006	2005

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,391	$548	$2,653	$2,404	$1,881	$1,619
Realized gain (loss)	15,164	5,049	4,048	513	(2,144)	(7,080)
Change in unrealized appreciation (depreciation) on investments	(6,749)	(525)	4,844	1,128	22,031	14,048

Net Increase in Net Assets Resulting from Operations	9,806	5,072	11,545	4,045	21,768	8,587

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	9,914	5,738	8,831	9,305	14,210	16,178
Transfers between variable and fixed accounts, net	4,322	7,009	(10,869)	4,409	(9,423)	298
Transfers—policy charges and deductions	(3,372)	(2,758)	(6,546)	(7,160)	(10,703)	(10,999)
Transfers—surrenders	(1,840)	(1,085)	(5,203)	(7,033)	(9,496)	(8,466)
Transfers—other	(380)	(574)	(491)	(482)	(694)	(748)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	8,644	8,330	(14,278)	(961)	(16,106)	(3,737)

NET INCREASE (DECREASE) IN NET ASSETS	18,450	13,402	(2,733)	3,084	5,662	4,850

NET ASSETS
Beginning of Year	45,901	32,499	108,337	105,253	152,529	147,679

End of Year	$64,351	$45,901	$105,604	$108,337	$158,191	$152,529

(1)	Formerly named Aggressive Equity Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(in thousands)

	Variable Accounts
	Emerging Markets		Managed Bond		Inflation Managed
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006	2005	2006	2005	2006	2005

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$858	$802	$13,487	$10,192	$6,210	$4,463
Realized gain (loss)	30,462	4,174	(65)	10,090	3,730	11,335
Change in unrealized appreciation (depreciation) on investments	(6,475)	22,805	2,349	(12,476)	(9,127)	(11,780)

Net Increase in Net Assets Resulting from Operations	24,845	27,781	15,771	7,806	813	4,018

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	10,484	7,557	35,000	27,105	18,637	16,380
Transfers between variable and fixed accounts, net	5,290	14,954	16,490	84,383	(1,618)	39,543
Transfers—policy charges and deductions	(6,536)	(4,829)	(17,593)	(17,229)	(9,746)	(9,623)
Transfers—surrenders	(4,243)	(3,448)	(12,232)	(10,134)	(6,254)	(17,596)
Transfers—other	(1,191)	(710)	(1,538)	(1,106)	(584)	(923)

Net Increase in Net Assets Derived from Policy Transactions	3,804	13,524	20,127	83,019	435	27,781

NET INCREASE IN NET ASSETS	28,649	41,305	35,898	90,825	1,248	31,799

NET ASSETS
Beginning of Year	97,790	56,485	315,930	225,105	154,399	122,600

End of Year	$126,439	$97,790	$351,828	$315,930	$155,647	$154,399

	Money Market		High Yield Bond		Comstock
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006	2005	2006	2005	2006	2005

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$9,421	$5,623	$5,249	$5,016	$846	$587
Realized gain (loss)	93	167	(50)	2,144	5,088	6,537
Change in unrealized appreciation (depreciation) on investments	(159)	(108)	1,308	(5,404)	1,620	(5,463)

Net Increase in Net Assets Resulting from Operations	9,355	5,682	6,507	1,756	7,554	1,661

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	170,353	163,791	6,823	7,924	9,210	6,092
Transfers between variable and fixed accounts, net	(129,572)	(190,006)	(1,546)	(5,636)	9,552	(9,977)
Transfers—policy charges and deductions	(22,527)	(23,590)	(4,654)	(4,861)	(3,554)	(3,079)
Transfers—surrenders	(19,725)	(27,334)	(4,004)	(3,696)	(2,032)	(1,434)
Transfers—other	(6,809)	(14,955)	(1,126)	(601)	(558)	1,454

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(8,280)	(92,094)	(4,507)	(6,870)	12,618	(6,944)

NET INCREASE (DECREASE) IN NET ASSETS	1,075	(86,412)	2,000	(5,114)	20,172	(5,283)

NET ASSETS
Beginning of Year	187,233	273,645	72,879	77,993	40,498	45,781

End of Year	$188,308	$187,233	$74,879	$72,879	$60,670	$40,498

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(in thousands)

	Variable Accounts
	Mid-Cap Growth		Real Estate		VN Small-Cap Value
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006	2005	2006	2005	2006	2005 (1)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$109	$—	$3,267	$740	$38	$10
Realized gain	5,044	1,079	25,529	8,786	585	138
Change in unrealized appreciation (depreciation) on investments	(3,167)	3,191	5,506	3,635	20	45

Net Increase in Net Assets Resulting from Operations	1,986	4,270	34,302	13,161	643	193

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	5,953	3,727	10,102	10,067	713	183
Transfers between variable and fixed accounts, net	12,491	11,014	1,578	(1,592)	2,375	2,180
Transfers—policy charges and deductions	(3,675)	(2,108)	(6,845)	(5,952)	(302)	(102)
Transfers—surrenders	(1,649)	(1,102)	(4,733)	(3,480)	(81)	(41)
Transfers—other	(75)	556	(1,155)	(1,311)	(65)	(1)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	13,045	12,087	(1,053)	(2,268)	2,640	2,219

NET INCREASE IN NET ASSETS	15,031	16,357	33,249	10,893	3,283	2,412

NET ASSETS
Beginning of Year or Period	36,697	20,340	90,522	79,629	2,412	—

End of Year or Period	$51,728	$36,697	$123,771	$90,522	$5,695	$2,412

	I		II		III
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006	2005	2006	2005	2006	2005

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,349	$1,056	$210	$119	$—	$—
Realized gain	12,067	5,293	3,655	1,698	7,928	6,973
Change in unrealized appreciation (depreciation) on investments	8,248	1,426	(1,035)	1,757	(1,509)	(2,375)

Net Increase in Net Assets Resulting from Operations	21,664	7,775	2,830	3,574	6,419	4,598

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	6,660	6,003	3,494	3,477	3,855	4,391
Transfers between variable and fixed accounts, net	10,362	16,142	3,178	(207)	2,061	(13,329)
Transfers—policy charges and deductions	(5,096)	(4,123)	(2,144)	(1,926)	(2,433)	(2,292)
Transfers—surrenders	(2,404)	(2,497)	(758)	(854)	(3,475)	(1,289)
Transfers—other	(998)	(414)	(267)	(1,113)	(793)	(562)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	8,524	15,111	3,503	(623)	(785)	(13,081)

NET INCREASE (DECREASE) IN NET ASSETS	30,188	22,886	6,333	2,951	5,634	(8,483)

NET ASSETS
Beginning of Year	78,457	55,571	29,714	26,763	39,991	48,474

End of Year	$108,645	$78,457	$36,047	$29,714	$45,625	$39,991

(1)	Operations commenced on May 3, 2005.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(in thousands)

	Variable Accounts
			Fidelity VIP Contrafund®		Fidelity VIP Growth
	V		Portfolio Service Class 2		Portfolio Service Class 2
	Year Ended	Year Ended	Year Ended	Period Ended	Year Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006	2005	2006	2005 (1)	2006	2005 (1)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$118	$109	$285	$—	$1	$—
Realized gain	2,220	2,646	3,391	628	8	4
Change in unrealized appreciation (depreciation) on investments	556	(1,521)	(1,038)	979	18	6

Net Increase in Net Assets Resulting from Operations	2,894	1,234	2,638	1,607	27	10

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	1,951	1,611	3,716	795	73	18
Transfers between variable and fixed accounts, net	3,870	7,357	4,770	17,862	334	246
Transfers—policy charges and deductions	(1,156)	(833)	(1,475)	(393)	(41)	(6)
Transfers—surrenders	(378)	(283)	(544)	(43)	(1)	—
Transfers—other	(386)	(101)	352	2,045	(2)	—

Net Increase in Net Assets Derived from Policy Transactions	3,901	7,751	6,819	20,266	363	258

NET INCREASE IN NET ASSETS	6,795	8,985	9,457	21,873	390	268

NET ASSETS
Beginning of Year or Period	18,102	9,117	21,873	—	268	—

End of Year or Period	$24,897	$18,102	$31,330	$21,873	$658	$268

	Fidelity VIP Mid Cap		Fidelity VIP Value Strategies		BlackRock Basic Value
	Portfolio Service Class 2		Portfolio Service Class 2		V.I. Fund Class III (2)
	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006	2005 (1)	2006	2005 (1)	2006	2005 (1)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$33	$—	$1	$—	$40	$2
Realized gain (loss)	1,154	(94)	39	13	281	9
Change in unrealized appreciation (depreciation) on investments	(8)	541	183	9	(43)	(7)

Net Increase in Net Assets Resulting from Operations	1,179	447	223	22	278	4

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	2,062	524	174	16	132	15
Transfers between variable and fixed accounts, net	(26)	13,871	8,993	316	2,465	147
Transfers—policy charges and deductions	(1,013)	(212)	(75)	(10)	(66)	(5)
Transfers—surrenders	(410)	(34)	(31)	(9)	(27)	(18)
Transfers—other	524	791	114	(1)	(7)	—

Net Increase in Net Assets Derived from Policy Transactions	1,137	14,940	9,175	312	2,497	139

NET INCREASE IN NET ASSETS	2,316	15,387	9,398	334	2,775	143

NET ASSETS
Beginning of Year or Period	15,387	—	334	—	143	—

End of Year or Period	$17,703	$15,387	$9,732	$334	$2,918	$143

(1)	Operations commenced on February 15, 2005.

(2)	BlackRock Basic Value V.I. Fund Class III Variable Account was formerly named Mercury Basic Value V.I. Fund Class III Variable Account. Prior to 5/1/05, the Variable Account was named Merrill Lynch Basic Value V.I. Fund Class III Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(in thousands)

	Variable Accounts
	BlackRock Global Allocation		T. Rowe Price Blue Chip		T. Rowe Price Equity Income
	V.I. Fund Class III (1)		Growth Portfolio - II		Portfolio - II
	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006	2005 (2)	2006	2005 (2)	2006	2005 (2)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$120	$56	$5	$1	$258	$74
Realized gain	341	3	26	1	1,719	351
Change in unrealized appreciation (depreciation) on investments	33	100	136	28	1,594	(154)

Net Increase in Net Assets Resulting from Operations	494	159	167	30	3,571	271

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	559	104	262	77	1,617	377
Transfers between variable and fixed accounts, net	955	2,711	1,469	568	17,455	8,770
Transfers—policy charges and deductions	(254)	(55)	(136)	(23)	(1,032)	(330)
Transfers—surrenders	(111)	(10)	(51)	(1)	(491)	(290)
Transfers—other	(96)	(9)	(21)	—	(301)	(877)

Net Increase in Net Assets Derived from Policy Transactions	1,053	2,741	1,523	621	17,248	7,650

NET INCREASE IN NET ASSETS	1,547	2,900	1,690	651	20,819	7,921

NET ASSETS
Beginning of Year or Period	2,900	—	651	—	7,921	—

End of Year or Period	$4,447	$2,900	$2,341	$651	$28,740	$7,921

	Van Eck Worldwide Hard
	Assets Fund
	Year Ended	Period Ended
	December 31,	December 31,
	2006	2005 (2)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$10	$—
Realized gain	3,389	177
Change in unrealized appreciation on investments	1,814	2,241

Net Increase in Net Assets Resulting from Operations	5,213	2,418

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	4,431	576
Transfers between variable and fixed accounts, net	20,378	9,647
Transfers—policy charges and deductions	(1,255)	(211)
Transfers—surrenders	(1,790)	(200)
Transfers—other	(213)	(32)

Net Increase in Net Assets Derived from Policy Transactions	21,551	9,780

NET INCREASE IN NET ASSETS	26,764	12,198

NET ASSETS
Beginning of Year or Period	12,198	—

End of Year or Period	$38,962	$12,198

(1)	BlackRock Global Allocation V.I. Fund Class III Variable Account was formerly named Mercury Global Allocation V.I. Fund Class III Variable Account. Prior to 5/1/05, the Variable Account was named Merrill Lynch Global Allocation V.I. Fund Class III Variable Account.

(2)	Operations commenced on February 15, 2005.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS
     A summary of accumulation unit values (“AUV”), total units outstanding, total net assets, ratios of investment income to average daily net assets, and total returns for each year or period ended December 31 are presented in the table below. The ratio of expenses to average daily net assets is 0.00% for all Variable Accounts.

		Number		Ratios of
	AUV at	of	Total	Investment
	End of	Units	Net	Income to
Variable Accounts	Year or	Outstanding	Assets	Average Net	Total
For the Year or Period Ended	Period	(in 000's)	(in $000's)	Assets (1)	Returns (2)

International Value
2006	$32.74	8,634	$282,689	1.65%	25.69%
2005	26.05	8,552	222,780	1.97%	9.43%
2004	23.80	8,918	212,291	1.64%	16.42%
2003	20.45	8,874	181,446	1.78%	27.71%
2002	16.01	8,707	139,406	0.96%	(13.91%)

International Small-Cap (3)
05/01/2006 - 12/31/2006	$10.31	1,249	$12,875	0.23%	3.10%

Equity Index
2006	$54.06	10,174	$550,028	1.77%	15.52%
2005	46.80	10,744	502,818	1.46%	4.67%
2004	44.71	11,113	496,919	1.78%	10.58%
2003	40.43	11,037	446,273	1.59%	28.29%
2002	31.52	10,892	343,290	1.35%	(22.34%)

Small-Cap Index
2006	$19.25	15,783	$303,895	1.52%	17.79%
2005	16.35	17,236	281,759	0.49%	4.38%
2004	15.66	19,260	301,641	0.84%	17.76%
2003	13.30	5,554	73,866	0.71%	46.53%
2002	9.08	3,650	33,129	0.82%	(21.19%)

Diversified Research
2006	$14.59	5,271	$76,886	0.67%	11.97%
2005	13.03	5,109	66,555	0.47%	5.24%
2004	12.38	4,639	57,426	0.63%	11.20%
2003	11.13	3,941	43,866	0.48%	32.63%
2002	8.39	1,570	13,175	0.29%	(24.19%)

Equity
2006	$13.48	3,338	$45,007	0.37%	8.65%
2005	12.41	4,012	49,777	0.26%	6.53%
2004	11.65	4,205	48,978	0.79%	5.14%
2003	11.08	4,520	50,077	0.38%	24.33%
2002	8.91	4,499	40,086	0.40%	(26.51%)

American Funds Growth-Income
2006	$12.61	4,458	$56,225	1.62%	14.77%
05/03/2005 - 12/31/2005	10.99	1,682	18,482	1.92%	9.88%

American Funds Growth
2006	$13.17	4,463	$58,796	0.69%	9.81%
05/03/2005 - 12/31/2005	12.00	2,212	26,533	0.78%	19.96%

Large-Cap Value
2006	$16.77	9,331	$156,441	1.25%	17.58%
2005	14.26	9,609	137,008	1.29%	6.16%
2004	13.43	10,753	144,430	1.39%	9.93%
2003	12.22	8,834	107,947	1.31%	31.24%
2002	9.31	7,083	65,946	1.05%	(22.96%)

Technology
2006	$6.56	2,674	$17,543	0.00%	9.34%
2005	6.00	2,027	12,165	0.00%	21.71%
2004	4.93	1,963	9,678	0.00%	3.67%
2003	4.76	1,902	9,046	0.00%	42.58%
2002	3.34	956	3,187	0.00%	(46.34%)

Short Duration Bond
2006	$10.82	4,145	$44,852	4.11%	4.27%
2005	10.38	3,819	39,641	3.05%	1.57%
2004	10.22	3,223	32,933	2.57%	1.21%
05/01/2003 - 12/31/2003	10.10	1,732	17,489	2.67%	0.96%

Concentrated Growth (4)
2006	$5.00	1,427	$7,135	0.00%	10.02%
2005	4.54	1,331	6,047	0.00%	2.34%
2004	4.44	1,377	6,114	0.00%	12.66%
2003	3.94	1,543	6,084	0.00%	43.22%
2002	2.75	1,139	3,135	0.00%	(38.62%)

Diversified Bond (3)
05/01/2006 - 12/31/2006	$10.52	997	$10,488	4.65%	5.19%

Growth LT
2006	$43.47	6,932	$301,351	0.60%	9.72%
2005	39.62	7,403	293,350	0.25%	7.68%
2004	36.80	8,118	298,732	0.00%	10.40%
2003	33.33	8,820	293,997	0.00%	33.98%
2002	24.88	9,178	228,344	0.99%	(28.97%)

Focused 30
2006	$12.46	2,287	$28,512	0.07%	23.71%
2005	10.08	1,810	18,236	1.06%	22.07%
2004	8.25	1,076	8,882	0.06%	14.85%
2003	7.19	734	5,276	0.00%	42.26%
2002	5.05	440	2,224	0.17%	(29.41%)

Health Sciences
2006	$13.12	1,451	$19,032	0.00%	8.11%
2005	12.13	1,323	16,053	0.00%	15.28%
2004	10.52	1,164	12,251	0.00%	7.54%
2003	9.79	1,003	9,819	0.00%	27.82%
2002	7.66	813	6,224	0.00%	(23.30%)

See Notes to Financial Statements	See explanation of references on J-3

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

		Number		Ratios of
	AUV at	of	Total	Investment
	End of	Units	Net	Income to
Variable Accounts	Year or	Outstanding	Assets	Average Net	Total
For the Year or Period Ended	Period	(in 000's)	(in $000's)	Assets (1)	Returns (2)

Mid-Cap Value
2006	$25.31	8,036	$203,351	0.69%	14.97%
2005	22.01	7,960	175,210	0.54%	8.87%
2004	20.22	7,867	159,059	0.42%	25.08%
2003	16.16	6,440	104,101	0.59%	29.10%
2002	12.52	5,156	64,559	0.43%	(14.46%)

Large-Cap Growth (5)
2006	$7.46	8,055	$60,078	0.21%	(3.82%)
2005	7.75	7,040	54,594	0.34%	2.94%
2004	7.53	8,860	66,740	0.73%	4.65%
2003	7.20	6,372	45,862	0.27%	25.36%
2002	5.74	4,934	28,332	0.14%	(25.94%)

Capital Opportunities
2006	$9.41	1,229	$11,562	0.55%	13.23%
2005	8.31	1,265	10,513	0.88%	1.83%
2004	8.16	1,941	15,841	0.79%	12.69%
2003	7.24	1,720	12,457	0.45%	27.13%
2002	5.70	1,422	8,099	0.19%	(26.78%)

International Large-Cap
2006	$11.70	15,768	$184,534	2.89%	27.00%
2005	9.21	14,567	134,228	0.87%	12.70%
2004	8.18	10,780	88,145	1.08%	18.61%
2003	6.89	9,225	63,594	1.31%	30.52%
2002	5.28	6,711	35,449	0.95%	(17.63%)

Fasciano Small Equity (6)
2006	$13.58	2,987	$40,560	0.26%	5.07%
2005	12.93	3,275	42,331	0.22%	2.66%
2004	12.59	2,951	37,157	0.66%	18.94%
2003	10.59	3,398	35,974	0.53%	33.14%
2002	7.95	3,189	25,356	0.00%	(25.09%)

Small-Cap Value
2006	$21.49	2,994	$64,351	2.51%	19.75%
2005	17.95	2,558	45,901	1.37%	13.65%
2004	15.79	2,058	32,499	2.28%	24.41%
05/01/2003 -12/31/2003	12.69	971	12,323	1.76%	26.93%

Multi-Strategy
2006	$49.97	2,113	$105,604	2.53%	11.68%
2005	44.75	2,421	108,337	2.24%	3.78%
2004	43.12	2,441	105,253	1.76%	9.81%
2003	39.26	2,453	96,327	1.47%	23.28%
2002	31.85	3,315	105,601	2.01%	(13.06%)

Main Street Core (7)
2006	$52.94	2,988	$158,191	1.24%	15.18%
2005	45.97	3,318	152,529	1.11%	5.99%
2004	43.37	3,405	147,679	1.32%	9.54%
2003	39.59	3,594	142,279	1.03%	26.96%
2002	31.19	3,693	115,176	0.70%	(28.40%)

Emerging Markets
2006	$24.65	5,129	$126,439	0.78%	24.40%
2005	19.82	4,934	97,790	1.09%	41.47%
2004	14.01	4,032	56,485	1.90%	34.62%
2003	10.41	3,597	37,434	1.20%	68.42%
2002	6.18	3,250	20,079	0.48%	(3.07%)

Managed Bond
2006	$38.98	9,025	$351,828	4.05%	4.81%
2005	37.19	8,494	315,930	3.40%	2.63%
2004	36.24	6,212	225,105	2.96%	5.38%
2003	34.39	6,314	217,153	4.29%	6.24%
2002	32.37	7,163	231,892	4.63%	10.93%

Inflation Managed
2006	$38.07	4,088	$155,647	3.97%	0.52%
2005	37.88	4,076	154,399	3.00%	2.54%
2004	36.94	3,319	122,600	0.83%	8.90%
2003	33.92	3,042	103,178	0.08%	8.24%
2002	31.34	3,122	97,833	1.08%	15.45%

Money Market
2006	$21.75	8,657	$188,308	4.64%	4.69%
2005	20.78	9,011	187,233	2.74%	2.82%
2004	20.21	13,542	273,645	1.01%	1.01%
2003	20.01	13,893	277,927	0.80%	0.79%
2002	19.85	16,460	326,717	1.43%	1.42%

High Yield Bond
2006	$38.97	1,921	$74,879	7.33%	9.42%
2005	35.61	2,046	72,879	7.05%	2.37%
2004	34.79	2,242	77,993	7.12%	9.42%
2003	31.79	2,290	72,817	7.37%	20.29%
2002	26.43	2,075	54,855	8.67%	(3.00%)

Comstock (8)
2006	$12.83	4,731	$60,670	1.76%	16.33%
2005	11.02	3,673	40,498	1.39%	4.36%
2004	10.56	4,334	45,781	1.88%	17.17%
2003	9.02	1,746	15,743	1.03%	31.38%
2002	6.86	557	3,822	0.10%	(22.15%)

Mid-Cap Growth
2006	$8.55	6,053	$51,728	0.23%	8.93%
2005	7.84	4,678	36,697	0.00%	17.90%
2004	6.65	3,057	20,340	0.00%	21.59%
2003	5.47	2,524	13,813	0.00%	30.39%
2002	4.20	1,540	6,465	0.00%	(47.03%)

Real Estate (9)
2006	$43.79	2,826	$123,771	3.08%	38.06%
2005	31.72	2,854	90,522	0.89%	16.79%
2004	27.16	2,932	79,629	2.82%	37.62%
2003	19.74	2,444	48,227	3.26%	37.52%
2002	14.35	2,264	32,490	3.00%	(0.32%)

VN Small-Cap Value
2006	$13.71	416	$5,695	0.89%	18.68%
05/03/2005 - 12/31/2005	11.55	209	2,412	0.86%	15.48%

I
2006	$34.90	3,113	$108,645	1.50%	26.78%
2005	27.53	2,850	78,457	1.57%	10.55%
2004	24.90	2,232	55,571	1.28%	24.00%
2003	20.08	1,976	39,679	1.27%	47.43%
2002	13.62	1,726	23,506	1.34%	(15.30%)

See Notes to Financial Statements	See explanation of references on J-3

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

		Number		Ratios of
	AUV at	of	Total	Investment
	End of	Units	Net	Income to
Variable Accounts	Year or	Outstanding	Assets	Average Net	Total
For the Year or Period Ended	Period	(in 000's)	(in $000's)	Assets (1)	Returns (2)

II
2006	$22.72	1,587	$36,047	0.63%	8.52%
2005	20.93	1,419	29,714	0.45%	13.92%
2004	18.38	1,456	26,763	0.30%	11.19%
2003	16.53	1,190	19,671	0.28%	34.58%
2002	12.28	887	10,894	0.27%	(26.52%)

III
2006	$34.04	1,340	$45,625	0.00%	16.35%
2005	29.26	1,367	39,991	0.00%	15.13%
2004	25.42	1,907	48,474	0.00%	9.33%
2003	23.25	1,680	39,059	0.00%	55.89%
2002	14.91	1,129	16,832	0.00%	(25.28%)

V
2006	$16.07	1,549	$24,897	0.55%	13.89%
2005	14.11	1,283	18,102	0.76%	7.81%
2004	13.09	697	9,117	0.81%	22.60%
2003	10.68	439	4,684	0.91%	29.65%
02/06/2002 - 12/31/2002	8.23	210	1,730	1.22%	(17.66%)

Fidelity VIP Contrafund® Portfolio Service Class 2
2006	$12.81	2,446	$31,330	1.02%	11.43%
02/15/2005 - 12/31/2005	11.49	1,903	21,873	0.00%	14.94%

Fidelity VIP Growth Portfolio Service Class 2
2006	$11.36	58	$658	0.13%	6.57%
02/15/2005 - 12/31/2005	10.66	25	268	0.00%	6.56%

Fidelity VIP Mid Cap Portfolio Service Class 2
2006	$13.04	1,358	$17,703	0.18%	12.40%
02/15/2005 - 12/31/2005	11.60	1,327	15,387	0.00%	15.99%

Fidelity VIP Value Strategies Portfolio Service Class 2
2006	$12.23	796	$9,732	0.09%	16.01%
02/15/2005 - 12/31/2005	10.54	32	334	0.00%	5.41%

BlackRock Basic Value V.I. Fund Class III (10)
2006	$12.44	235	$2,918	4.02%	21.59%
02/15/2005 - 12/31/2005	10.23	14	143	2.48%	2.30%

BlackRock Global Allocation V.I. Fund Class III (11)
2006	$12.72	350	$4,447	3.86%	16.40%
02/15/2005 - 12/31/2005	10.93	265	2,900	7.00%	9.28%

T. Rowe Price Blue Chip Growth Portfolio — II
2006	$11.73	200	$2,341	0.32%	9.33%
02/15/2005 - 12/31/2005	10.73	61	651	0.28%	7.30%

T. Rowe Price Equity Income Portfolio — II
2006	$12.24	2,348	$28,740	1.54%	18.65%
02/15/2005 - 12/31/2005	10.32	768	7,921	1.94%	3.19%

Van Eck Worldwide Hard Assets Fund
2006	$17.86	2,182	$38,962	0.03%	24.49%
02/15/2005 - 12/31/2005	14.34	850	12,198	0.00%	43.43%

(1)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the Variable Accounts from the underlying portfolios/funds, divided by the average daily net assets. These ratios are before the deduction of mortality and expense risk (“M&E”) charges that are assessed against policyholder accounts. The recognition of investment income by the Variable Accounts is affected by the timing of the declaration of dividends by the underlying portfolios/funds in which the Variable Accounts invest. The ratios for periods of less than one full year are annualized.

(2)	Total returns reflect changes in unit value of the underlying portfolios/funds and do not include deductions at the separate account or policy level for any M&E charges, cost of insurance charges, premium loads, administrative charges, maintenance fees, premium tax charges, surrender charges or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns. Total returns for periods of less than one full year are not annualized.

(3)	Operations commenced during 2006 (See Note 1 to Financial Statements).

(4)	Prior to 02/01/2005, Concentrated Growth Variable Account was named I-Net Tollkeeper Variable Account.

(5)	Prior to 01/01/2006, Large-Cap Growth Variable Account was named Blue Chip Variable Account.

(6)	Prior to 05/01/2005, Fasciano Small Equity Variable Account was named Aggressive Equity Variable Account.

(7)	Prior to 01/01/2003, Main Street Core Variable Account was named Large-Cap Core Variable Account.

(8)	Prior to 05/01/2003, Comstock Variable Account was named Strategic Value Variable Account.

(9)	Prior to 05/01/2002, Real Estate Variable Account was named REIT Variable Account.

(10)	Prior to 10/01/2006, BlackRock Basic Value V.I. Fund Class III Variable Account was named Mercury Basic Value V.I. Fund Class III Variable Account. Prior to 05/01/2005, the Variable Account was named Merrill Lynch Basic Value V.I. Fund Class III Variable Account.

(11)	Prior to 10/01/2006, BlackRock Global Allocation V.I. Fund Class III Variable Account was named Mercury Global Allocation V.I. Fund Class III Variable Account. Prior to 05/01/2005, the Variable Account was named Merrill Lynch Global Allocation V.I. Fund Class III Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
1. ORGANIZATION
     The Pacific Select Exec Separate Account (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of December 31, 2006 is comprised of forty-six subaccounts called Variable Accounts. The assets in each of the Variable Accounts invest in the corresponding portfolios or funds (each, a “Portfolio” and collectively, the “Portfolios”) of Pacific Select Fund, M Fund, Inc., Fidelity® Variable Insurance Products Funds, BlackRock Variable Series Funds, Inc. (formerly FAM Variable Series Funds, Inc.), T. Rowe Price Equity Series, Inc., and Van Eck Worldwide Insurance Trust (collectively, the “Funds”) as follows:
Pacific Select Fund
International Value
International Small-Cap
Equity Index
Small-Cap Index
Diversified Research
Equity
American Funds® Growth-Income
American Funds Growth
Large-Cap Value
Technology
Short Duration Bond
Concentrated Growth
Diversified Bond
Growth LT
Focused 30
Health Sciences
Mid-Cap Value
Large-Cap Growth (formerly Blue Chip)
Capital Opportunities
International Large-Cap
Fasciano Small Equity
Small-Cap Value
Multi-Strategy
Main Street® Core
Emerging Markets
Managed Bond
Inflation Managed
Money Market
High Yield Bond
Comstock
Mid-Cap Growth
Real Estate
VN Small-Cap Value
M Fund, Inc.
Brandes International Equity Fund (for Variable Account I)
Turner Core Growth Fund (for Variable Account II)
Frontier Capital Appreciation Fund (for Variable Account III)
Business Opportunity Value Fund (for Variable Account V)
Fidelity Variable Insurance Products Funds
Fidelity VIP Contrafund® Portfolio Service Class 2
Fidelity VIP Growth Portfolio Service Class 2
Fidelity VIP Mid Cap Portfolio Service Class 2
Fidelity VIP Value Strategies Portfolio Service Class 2
BlackRock Variable Series Funds, Inc.
BlackRock Basic Value V.I. Fund Class III
BlackRock Global Allocation V.I. Fund Class III
T. Rowe Price Equity Series, Inc.
T. Rowe Price Blue Chip Growth Portfolio — II
T. Rowe Price Equity Income Portfolio — II
Van Eck Worldwide Insurance Trust
Van Eck Worldwide Hard Assets Fund
     American Funds is a registered trademark of American Funds Distributors, Inc., Main Street is a registered trademark of OppenheimerFunds, Inc., and Fidelity and Contrafund are registered trademarks of FMR Co., Inc. Each Portfolio pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are either included in Sections C through G of this brochure or provided separately and should be read in conjunction with the Separate Account’s financial statements.
     The Separate Account organized and registered with the Securities and Exchange Commission (“SEC”) two new Variable Accounts that commenced operations on May 1, 2006: the International Small-Cap and Diversified Bond Variable Accounts.
     The net assets of the Pacific Select Fund’s Aggressive Growth and Financial Services Portfolios (the “Acquired Portfolios”), the underlying portfolios for the Aggressive Growth and Financial Services Variable Accounts, were transferred to the Pacific Select Fund’s Mid-Cap Growth and Large-Cap Value Portfolios (the “Surviving Portfolios”), the underlying portfolios for the Mid-Cap Growth and Large-Cap Value Variable Accounts, respectively, in exchange for shares of the Surviving Portfolios (the “Reorganization”). The Reorganization took place on April 28, 2006. In connection with the Reorganization, a total of 1,006,002 outstanding accumulation units (valued at $10,233,550) of the Aggressive Growth Variable Account were exchanged for 1,187,650 accumulation units with equal value of the Mid-Cap Growth Variable Account; and a total of 732,657 outstanding accumulation units (valued at $8,957,429) of the Financial Services Variable Account were exchanged for 586,882 accumulation units with equal value of the Large-Cap Value Variable Account.
     The net assets of the Pacific Select Fund’s Equity Income Portfolio, the underlying Portfolio for Equity Income Variable Account, was substituted by Pacific Select Fund’s American Funds Growth-Income Portfolio, the underlying Portfolio of American Funds Growth-Income Variable Account (the “Substitution”). The Substitution took place on April 28, 2006. In connection with the Substitution, a total of 1,488,874 outstanding accumulation units (valued at $20,419,717) of the Equity Income Variable Account were substituted by 1,763,883 accumulation units with equal value of the American Funds Growth-Income Variable Account.

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
     The Separate Account was established by Pacific Life Insurance Company (“Pacific Life”) on May 12, 1988 and commenced operations on November 22, 1988. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable life insurance, are obligations of Pacific Life.
     The Separate Account funds individual flexible premium variable life insurance policies issued by Pacific Life. The assets of the Separate Account are carried at market value.
2. SIGNIFICANT ACCOUNTING POLICIES
     The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
     A. Valuation of Investments
     Investments in shares of the Funds are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.
     B. Security Transactions and Investment Income
     Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Separate Account for its share of dividends are reinvested in additional full and fractional shares of the related Portfolios.
     C. Federal Income Taxes
     The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the policies.
3. CHARGES AND EXPENSES
     With respect to variable life insurance policies funded by the Separate Account, Pacific Life makes certain deductions from premiums to help pay for costs of distributing the policies and to pay state and local premium taxes, any other taxes that may be imposed, and to compensate Pacific Life for certain costs or lost investment opportunities resulting from our amortization and delayed recognition of certain policy expenses for Federal income tax purposes. Pacific Life also makes certain deductions from the net assets of each Variable Account for charges for the mortality and expense risks and administrative expenses Pacific Life assumes, cost of insurance, charges for optional benefits and any withdrawal and surrender charges. The operating expenses of the Separate Account are paid by Pacific Life.
4. RELATED PARTY AGREEMENT
     Pacific Select Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.
5. SUBSEQUENT EVENTS
     On November 30, 2006, the Pacific Select Fund’s Board of Trustees approved plans of reorganization (the “2007 Reorganizations”) subject to approval by the shareholders of the Concentrated Growth and Capital Opportunities Portfolios, the underlying portfolios for the Concentrated Growth and Capital Opportunities Variable Accounts, respectively. Under the 2007 Reorganizations, the Equity and the Main Street Core Portfolios, the underlying portfolios for the Equity and the Main Street Core Variable Accounts, will acquire all of the assets and liabilities of the Concentrated Growth and Capital Opportunities Portfolios, respectively. The 2007 Reorganizations are expected to be effective as of the close of business on April 30, 2007, or on a later date as the parties may agree.

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
6. PURCHASES AND SALES OF INVESTMENTS
     The cost of purchases and proceeds from sales of investments for the year or period ended December 31, 2006, were as follows (amounts in thousands):

Variable Accounts	Purchases	Sales
International Value	$21,925	$19,247
International Small-Cap (1)	12,828	444
Equity Index	25,041	52,800
Small-Cap Index	31,436	55,956
Diversified Research	12,612	10,300
Equity	8,153	16,775
American Funds Growth-Income	35,296	3,173
American Funds Growth	33,157	4,573
Large-Cap Value	17,915	21,587
Technology	8,291	3,856
Short Duration Bond	9,569	6,141
Concentrated Growth	1,801	1,326
Diversified Bond (1)	11,115	1,074
Growth LT	23,261	43,230
Focused 30	10,754	5,143
Health Sciences	5,914	4,310
Mid-Cap Value	27,614	26,058
Large-Cap Growth (2)	9,949	2,386
Capital Opportunities	1,386	1,692
International Large-Cap	29,662	17,049
Fasciano Small Equity	4,571	8,717
Small-Cap Value	14,254	5,610
Multi-Strategy	5,550	19,828
Main Street Core	4,123	20,229
Emerging Markets	23,181	19,377
Managed Bond	41,434	21,307
Inflation Managed	20,247	19,812
Money Market	162,548	170,828
High Yield Bond	13,889	18,396
Comstock	21,360	8,742
Mid-Cap Growth	27,293	14,248
Real Estate	12,330	13,383
VN Small-Cap Value	3,732	1,092
I	20,136	11,612
II	9,700	6,197
III	16,018	16,803
V	5,937	2,036
Fidelity VIP Contrafund® Portfolio Service Class 2	19,792	12,973
Fidelity VIP Growth Portfolio Service Class 2	477	114
Fidelity VIP Mid Cap Portfolio Service Class 2	12,600	11,463
Fidelity VIP Value Strategies Portfolio Service Class 2	9,479	304
BlackRock Basic Value V.I. Fund Class III (3)	2,602	105
BlackRock Global Allocation V.I. Fund Class III (3)	2,982	1,929
T. Rowe Price Blue Chip Growth Portfolio — II	1,844	321
T. Rowe Price Equity Income Portfolio — II	27,343	10,095
Van Eck Worldwide Hard Assets Fund	29,413	7,862

(1)	Operations commenced during 2006 (See Note 1 to Financial Statements).

(2)	The Large-Cap Growth Variable Account was formerly named Blue Chip Variable Account.

(3)	BlackRock Basic Value V.I. Fund Class III and BlackRock Global Allocation V.I. Fund Class III Variable Accounts were formerly named Mercury Basic Value V.I. Fund Class III and Mercury Global Allocation V.I. Fund Class III Variable Accounts, respectively.

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
7. CHANGES IN UNITS OUTSTANDING
     The changes in units outstanding for the years or periods ended December 31, 2006 and 2005 were as follows (amounts in thousands):

	2006			2005
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
International Value	3,267	(3,185)	82	3,826	(4,192)	(366)
International Small-Cap (1)	1,479	(230)	1,249
Equity Index	3,521	(4,091)	(570)	3,869	(4,238)	(369)
Small-Cap Index	6,744	(8,197)	(1,453)	12,586	(14,610)	(2,024)
Diversified Research	2,797	(2,635)	162	3,308	(2,838)	470
Equity	1,233	(1,907)	(674)	2,044	(2,237)	(193)
American Funds Growth-Income (2)	4,022	(1,246)	2,776	2,009	(327)	1,682
American Funds Growth (2)	3,478	(1,227)	2,251	2,661	(449)	2,212
Large-Cap Value	4,789	(5,067)	(278)	7,739	(8,883)	(1,144)
Technology	3,019	(2,372)	647	1,647	(1,583)	64
Short Duration Bond	2,081	(1,755)	326	2,933	(2,337)	596
Concentrated Growth (3)	1,204	(1,108)	96	2,037	(2,083)	(46)
Diversified Bond (1)	1,251	(254)	997
Growth LT	2,370	(2,841)	(471)	2,958	(3,673)	(715)
Focused 30	5,009	(4,532)	477	2,191	(1,457)	734
Health Sciences	1,292	(1,164)	128	926	(767)	159
Mid-Cap Value	6,585	(6,509)	76	7,686	(7,593)	93
Large-Cap Growth (3)	3,214	(2,199)	1,015	3,850	(5,670)	(1,820)
Capital Opportunities	350	(386)	(36)	675	(1,351)	(676)
International Large-Cap	8,522	(7,321)	1,201	9,878	(6,091)	3,787
Fasciano Small Equity (3)	1,183	(1,471)	(288)	1,931	(1,607)	324
Small-Cap Value	2,570	(2,134)	436	2,706	(2,206)	500
Multi-Strategy	730	(1,038)	(308)	980	(1,000)	(20)
Main Street Core	716	(1,046)	(330)	1,046	(1,133)	(87)
Emerging Markets	4,037	(3,842)	195	4,696	(3,794)	902
Managed Bond	6,518	(5,987)	531	10,308	(8,026)	2,282
Inflation Managed	1,918	(1,906)	12	2,559	(1,802)	757
Money Market	37,259	(37,613)	(354)	43,374	(47,905)	(4,531)
High Yield Bond	1,452	(1,577)	(125)	2,332	(2,528)	(196)
Comstock	3,844	(2,786)	1,058	4,019	(4,680)	(661)
Mid-Cap Growth	7,247	(5,872)	1,375	3,826	(2,205)	1,621
Real Estate	2,051	(2,079)	(28)	2,323	(2,401)	(78)
VN Small-Cap Value (2)	392	(185)	207	289	(80)	209
I	1,768	(1,505)	263	1,970	(1,352)	618
II	932	(764)	168	799	(836)	(37)
III	837	(864)	(27)	910	(1,450)	(540)
V	975	(709)	266	1,190	(604)	586
Fidelity VIP Contrafund® Portfolio Service Class 2 (4)	2,709	(2,166)	543	3,316	(1,413)	1,903
Fidelity VIP Growth Portfolio Service Class 2 (4)	45	(12)	33	29	(4)	25
Fidelity VIP Mid Cap Portfolio Service Class 2 (4)	1,404	(1,373)	31	2,414	(1,087)	1,327
Fidelity VIP Value Strategies Portfolio Service Class 2 (4)	799	(35)	764	75	(43)	32
BlackRock Basic Value V.I. Fund Class III (4), (5)	385	(164)	221	22	(8)	14
BlackRock Global Allocation V.I. Fund Class III (4), (5)	304	(219)	85	280	(15)	265
T. Rowe Price Blue Chip Growth Portfolio — II (4)	186	(47)	139	71	(10)	61
T. Rowe Price Equity Income Portfolio — II (4)	2,958	(1,378)	1,580	1,006	(238)	768
Van Eck Worldwide Hard Assets Fund (4)	2,957	(1,625)	1,332	1,436	(586)	850

(1)	Operations commenced during 2006 (See Note 1 to Financial Statements).

(2)	Operations commenced on May 3, 2005.

(3)	The Concentrated Growth, Large-Cap Growth, and Fasciano Small Equity Variable Accounts were formerly named I-Net Tollkeeper, Blue Chip, and Aggressive Equity Variable Accounts, respectively.

(4)	Operations commenced on February 15, 2005.

(5)	The BlackRock Basic Value V.I. Fund Class III and BlackRock Global Allocation V.I. Fund Class III Variable Accounts were formerly named Mercury Basic Value V.I. Fund Class III and Mercury Global Allocation V.I. Fund Class III Variable Accounts, respectively. Prior to 05/01/2005, Mercury was named Merrill Lynch.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The Board of Directors
Pacific Life Insurance Company:
     We have audited the accompanying statements of assets and liabilities of Pacific Select Exec Separate Account (the “Separate Account”) comprised of International Value, International Small-Cap, Equity Index, Small-Cap Index, Diversified Research, Equity, American Funds® Growth-Income, American Funds Growth, Large-Cap Value, Technology, Short Duration Bond, Concentrated Growth, Diversified Bond, Growth LT, Focused 30, Health Sciences, Mid-Cap Value, Large-Cap Growth (formerly Blue Chip), Capital Opportunities, International Large-Cap, Fasciano Small Equity, Small-Cap Value, Multi-Strategy, Main Street® Core, Emerging Markets, Managed Bond, Inflation Managed, Money Market, High Yield Bond, Comstock, Mid-Cap Growth, Real Estate, VN Small-Cap Value, Variable Account I, Variable Account II, Variable Account III, Variable Account V, Fidelity® VIP Contrafund® Portfolio Service Class 2, Fidelity VIP Growth Portfolio Service Class 2, Fidelity VIP Mid Cap Portfolio Service Class 2, Fidelity VIP Value Strategies Portfolio Service Class 2, BlackRock Basic Value V.I. Fund Class III (formerly Mercury Basic Value V.I. Fund Class III), BlackRock Global Allocation V.I. Fund Class III (formerly Mercury Global Allocation V.I. Fund Class III), T. Rowe Price Blue Chip Growth Portfolio — II, T. Rowe Price Equity Income Portfolio — II, and Van Eck Worldwide Hard Assets Fund Variable Accounts (collectively, the “Variable Accounts”) as of December 31, 2006, the related statements of operations for the periods presented, the statements of changes in net assets for each of the periods presented, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Pacific Select Exec Separate Account as of December 31, 2006, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.
DELOITTE & TOUCHE LLP
Costa Mesa, California
February 27, 2007

L-1

Annual Reports
as of December 31, 2006

•	Pacific Select Fund
•	Pacific Select Exec Separate Account of Pacific Life Insurance

Pacific Life Insurance Company
Client Services Department
700 Newport Center Drive
P.O. Box 7500
Newport Beach, California 92658-7500

ADDRESS SERVICE REQUESTED

Form No.	15-17463-17